Convertible Debentures	12 Months Ended
Apr. 30, 2021
Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES
13.	CONVERTIBLE DEBENTURES

On May 15, 2020, the Company closed a non-brokered private placement financing by issuing 10% convertible debentures (“New Debentures”) for total proceeds of $2.59 million. On May 27, 2020, the Company issued an additional $35,000 of the 10% New Debentures. In total, the Company issued $2.6 million of the New Debentures.  The New Debentures are unsecured, bear interest at a rate of 10% per year and payable at maturity.  The maturity date is May 15, 2022 for $2.59 million of the New Debentures and May 22, 2022 for $35,000 of the New Debentures. The principal amount of the New Debentures may be convertible, at the option of the holder, into units of the Company at a conversion price of $4.25 per share.  The Company may force convert the principal amount of the New Debentures at $4.25 per share if the average closing price is equal to or greater than $7.50 for 20 trading days.

In advance of the closing of the New Debentures, the Company had received $313,268 of the proceeds as at April 30, 2020.

The fair value of the New Debentures at the time of issue was calculated as the discounted cash flows assuming a 15% effective interest rate. The fair value of the equity component was determined at the time of issue as the difference between the face value and the fair value of the New Debentures. On initial recognition, the Company bifurcated $2.4 million to the carrying value of the New Debentures and $213,623 to the equity component.

Under the financing, the Company paid finder’s cash commissions totaling $82,580 and incurred legal and filing fees of $29,331.  The transaction costs were allocated pro-rata based on the carrying values of the New Debentures and the equity component, with $102,811 allocated to the New Debentures and $9,100 allocated to the equity component.

During the year ended April 30, 2021, the Company recorded accretion expense of $124,381 (2020 – $nil). The changes in the value of the New Debentures during the year ended April 30, 2020 are as follows:

(in thousands)	Liability Component $	Equity Component $
Balance, April 30, 2020	—	—
Proceeds	2,413	213
Transaction costs	(102)	(9)
Accretion expense	124	—
Conversion to shares	(904)	(77)
Balance, April 30, 2021	1,531	127